Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Common Stock [Member]	Contributed Surplus [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 26,182,073	$ 4,287,947	$ (30,790,017)	$ (319,997)
Beginning Balance (Shares) at Dec. 31, 2017	21,442,629
Net loss for the year			(2,783,866)	(2,783,866)
Common shares issued	$ 974,404			974,404
Common shares issued (Shares)	1,785,967
Share issuance costs	$ (79,476)	(17,965)		(97,441)
Stock-based compensation		326,367		326,367
Ending Balance at Dec. 31, 2018	$ 27,077,001	4,596,349	(33,573,883)	(1,900,533)
Ending Balance (Shares) at Dec. 31, 2018	23,228,596
Net loss for the year			(3,004,159)	(3,004,159)
Common shares issued	$ 257,187			257,187
Common shares issued (Shares)	735,904
Common shares issued 2	$ 195,343			195,343
Common shares issued 2 (Shares)	751,318
Stock-based compensation		26,275		26,275
Ending Balance at Dec. 31, 2019	$ 27,529,531	4,622,624	(36,578,042)	(4,425,887)
Ending Balance (Shares) at Dec. 31, 2019	24,715,818
Net loss for the year			(1,580,285)	(1,580,285)
Common shares issued	$ 656,840			656,840
Common shares issued (Shares)	3,649,110
Common shares issued 2	$ 256,769			256,769
Common shares issued 2 (Shares)	1,426,491
Common shares issued 3	$ 28,000			28,000
Common shares issued 3 (Shares)	160,000
Stock-based compensation		3,397		3,397
Ending Balance at Dec. 31, 2020	$ 28,471,140	$ 4,626,021	$ (38,158,327)	$ (5,061,166)
Ending Balance (Shares) at Dec. 31, 2020	29,951,419